THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,751,437	3,407,587	3,591,755	3,177,945
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years		5 years